Schedule of Investments (unaudited)	iShares® Agency Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Diversified Financial Services — 2.5%
Private Export Funding Corp.
Series KK, 3.55%, 01/15/24	$6,625	$6,529,269
Series PP, 1.40%, 07/15/28	13,100	11,311,457
		17,840,726

Total Corporate Bonds & Notes — 2.5%
(Cost: $19,796,544)		17,840,726

Foreign Government Obligations(a)

Israel — 0.3%
Israel Government AID Bond
5.13%, 11/01/24	1,110	1,114,529
5.50%, 04/26/24	550	551,127
5.50%, 09/18/33	368	407,012
		2,072,668

Total Foreign Government Obligations — 0.3%
(Cost: $2,222,599)		2,072,668

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 90.1%
Federal Farm Credit Banks Funding Corp.
0.32%, 08/10/23 (Call 06/07/23)	3,098	3,064,356
1.10%, 03/03/27 (Call 06/07/23)	6,000	5,325,480
1.13%, 01/06/25	10,350	9,754,047
1.15%, 08/12/30 (Call 06/07/23)	15,100	12,024,734
2.47%, 07/18/35	1,000	820,830
3.11%, 08/05/48	1,000	767,920
3.32%, 02/25/26	1,000	975,950
3.33%, 07/12/32	2,000	1,855,000
4.75%, 02/21/25	500	498,275
4.75%, 03/09/26	800	810,360
4.88%, 10/27/32	2,500	2,601,750
Federal Home Loan Banks
0.63%, 11/27/24 (Call 06/28/23)	3,855	3,610,670
0.90%, 02/26/27 (Call 08/26/23)	20,560	18,148,929
0.96%, 03/05/26 (Call 06/05/23)	45,000	40,926,150
1.00%, 07/27/26 (Call 06/27/23)	10,500	9,441,075
1.00%, 02/26/27 (Call 08/26/23)	8,265	7,307,665
1.10%, 11/15/24 (Call 06/15/23)	7,900	7,446,698
1.10%, 08/20/26 (Call 06/20/23)	12,000	10,716,720
1.20%, 12/23/24 (Call 06/23/23)	34,185	32,306,192
1.50%, 08/15/24	14,025	13,457,969
1.61%, 09/04/24	71,150	68,110,874
1.88%, 03/14/24	13,000	12,637,690
2.13%, 06/09/23	15	14,988
2.13%, 09/14/29	250	222,703
2.13%, 12/14/29	11,800	10,438,162
2.32%, 03/28/25 (Call 06/28/23)	15,000	14,325,900
2.38%, 03/14/25	4,050	3,887,716
2.75%, 06/28/24	11,905	11,607,494
3.13%, 06/13/25	21,055	20,457,038
3.25%, 11/16/28	7,250	7,053,960
4.13%, 03/13/26	8,000	7,971,520
4.38%, 03/11/33	2,000	2,023,480
4.44%, 05/26/32 (Call 06/07/23)	200	191,190
4.50%, 12/12/25	3,000	3,015,420
4.50%, 03/13/26	10,200	10,263,750
Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
4.50%, 03/10/28	$2,200	$2,254,406
4.63%, 03/14/25	4,000	3,994,800
4.88%, 06/14/24	5,100	5,085,363
4.88%, 09/13/24	2,000	1,997,540
5.38%, 08/15/24	500	500,920
5.50%, 07/15/36	600	688,092
Federal Home Loan Mortgage Corp.
0.00%, 12/11/25(b)	27,614	24,696,029
0.00%, 12/14/29(b)	4,600	3,517,528
0.00%, 12/17/29(b)	500	385,715
0.75%, 05/28/25 (Call 08/28/23)	7,500	6,954,600
6.25%, 07/15/32	10,967	12,967,161
6.75%, 03/15/31	8,500	10,126,815
Series 1, 0.00%, 11/15/38(b)	5,023	2,517,226
Federal National Mortgage Association
0.30%, 08/03/23	99	98,160
0.50%, 06/17/25	18	16,609
0.50%, 11/07/25	13,380	12,200,285
0.63%, 04/22/25	1,560	1,450,847
0.75%, 10/08/27	2,850	2,502,329
0.88%, 12/18/26 (Call 06/18/23)	22,962	20,385,434
0.88%, 08/05/30	1,530	1,242,712
1.63%, 10/15/24	34,812	33,346,415
1.63%, 08/24/35 (Call 08/24/23)	5,000	3,518,400
1.88%, 09/24/26	20,125	18,762,537
2.13%, 04/24/26	6,700	6,342,086
2.88%, 09/12/23	9	8,936
6.25%, 05/15/29	6,800	7,640,344
6.63%, 11/15/30	16,582	19,504,577
7.13%, 01/15/30	2,319	2,753,140
7.25%, 05/15/30	1,886	2,267,538
Federal National Mortgage Association Principal STRIPS, 0.00%, 01/15/30(b)	910	699,863
Resolution Funding Corp. Interest STRIPS, 0.00%, 01/15/30(b)	2,100	1,578,276
Resolution Funding Corp. Principal STRIPS, 0.00%, 01/15/30(b)	5,000	3,794,500
Tennessee Valley Authority
0.75%, 05/15/25	1,000	927,350
1.50%, 09/15/31	50	40,816
2.88%, 09/15/24	4,510	4,376,684
3.88%, 03/15/28	1,200	1,190,856
4.25%, 09/15/52	2,500	2,283,875
4.25%, 09/15/65	3,306	2,968,127
4.63%, 09/15/60	1,100	1,071,510
4.88%, 01/15/48	1,483	1,476,742
5.25%, 09/15/39	15,825	16,736,362
5.50%, 06/15/38	482	525,067
5.88%, 04/01/36	5,916	6,771,335
7.13%, 05/01/30	47	55,223
Series B, 4.70%, 07/15/33	4,662	4,828,107
Series E, 6.75%, 11/01/25	37,105	39,027,410
		650,161,302
U.S. Government Obligations — 5.6%
U.S. Treasury Bill, 0.05%, 11/30/23(c)(d)	34,700	33,782,178
U.S. Treasury Note/Bond
3.88%, 01/15/26	5,100	5,064,539
3.88%, 12/31/27	900	901,477
3.88%, 12/31/29	100	100,781

Schedule of Investments (unaudited) (continued)	iShares® Agency Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.00%, 11/15/52	$400	$411,500
		40,260,475
Total U.S. Government & Agency Obligations — 95.7%
(Cost: $719,684,218)		690,421,777

Total Long-Term Investments — 98.5%
(Cost: $741,703,361)		710,335,171

Short-Term Securities

Money Market Funds — 5.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(e)(f)(g)	39,951	39,951,235

Total Short-Term Securities — 5.5%
(Cost: $39,951,235)		39,951,235

Total Investments — 104.0%
(Cost: $781,654,596)		750,286,406

Liabilities in Excess of Other Assets — (4.0)%		(29,020,210)

Net Assets — 100.0%		$721,266,196

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	Zero-coupon bond.
(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$44,821,030	$—	$(4,869,795	)(a)	$—	$—	$39,951,235	39,951	$219,680	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Agency Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$17,840,726	$—	$17,840,726
Foreign Government Obligations	—	2,072,668	—	2,072,668
U.S. Government & Agency Obligations	—	690,421,777	—	690,421,777
Short-Term Securities
Money Market Funds	39,951,235	—	—	39,951,235
	$39,951,235	$710,335,171	$—	$750,286,406

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest & Principal of Securities

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